Consolidated Statements of Shareholders' Equity/(Deficit) In Thousands, except Share data	Class A ordinary shares [Member] USD ($)	Class A ordinary shares [Member] CNY	Class B ordinary shares [Member] USD ($)	Class B ordinary shares [Member] CNY	Treasury stock [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2010		2,901		22,239					10,314		(1,001)		(129,411)				(94,958)
Balance, number of shares at Dec. 31, 2010		43,497,237		320,000,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs		6,984					853,737										860,721
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs, number of shares		107,321,000
Conversion of series A convertible redeemable preferred shares upon IPO		8,464					1,155,342										1,163,806
Conversion of series A convertible redeemable preferred shares upon IPO, number of shares		130,000,000
Conversion of ordinary shares in the assured entitlement distribution		186		(186)
Conversion of ordinary shares in the assured entitlement distribution, number of shares		2,674,640		(2,674,640)
Issuance of restricted shares		1,238					(1,238)
Issuance of restricted shares, number of shares		19,008,200
Share-based compensation							66,092										66,092
Issuance of ordinary shares upon settlement of share-based awards		228					414										642
Issuance of ordinary shares upon settlement of share-based awards, number of shares		3,600,000
Shareholders' contribution related to waiver of short-term loan by Phoenix TV Group							15,596										15,596
Appropriation to statutory reserves									14,333				(14,333)
Accretion to series A convertible redeemable preferred shares redemption							(259,061)						(514,562)				(773,623)
Foreign currency translation adjustment											(33,968)						(33,968)
Net income													102,475				102,475
Balance at Dec. 31, 2011		20,001		22,053			1,830,882		24,647		(34,969)		(555,831)				1,306,783
Balance, number of shares at Dec. 31, 2011		306,101,077		317,325,360
Share-based compensation							6,759										6,759
Issuance of ordinary shares upon settlement of share-based awards		723					(123)										600
Issuance of ordinary shares upon settlement of share-based awards, number of shares		11,456,632
Repurchase of ordinary shares					(52,466)												(52,466)
Repurchase of ordinary shares, number of shares					(18,189,560)
Cancellation of repurchased ordinary shares		(1,149)			52,354		(51,921)										(716)
Cancellation of repurchased ordinary shares, number of shares		(18,148,760)			18,148,760
Appropriation to statutory reserves									7,338				(7,338)
Foreign currency translation adjustment											(1,979)						(1,979)
Net income													107,359				107,359
Balance at Dec. 31, 2012		19,575		22,053	(112)		1,785,597		31,985		(36,948)		(455,810)				1,366,340
Balance, number of shares at Dec. 31, 2012		299,408,949		317,325,360	(40,800)
Share-based compensation							16,723										16,723
Issuance of ordinary shares upon settlement of share-based awards		291					228										519
Issuance of ordinary shares upon settlement of share-based awards, number of shares		4,707,400
Repurchase of ordinary shares					(72,611)												(72,611)
Repurchase of ordinary shares, number of shares					(20,196,592)
Cancellation of repurchased ordinary shares		(1,256)			72,723		(72,247)										(780)
Cancellation of repurchased ordinary shares, number of shares		(20,237,392)			20,237,392
Cancellation of restricted shares		(80)					80
Cancellation of restricted shares, number of shares		(1,300,000)
Appropriation to statutory reserves									18,345				(18,345)
Foreign currency translation adjustment											(23,179)					(3,829)	(23,179)
Capital contribution received from noncontrolling shareholders							4,612								5,388		10,000
Net income													279,554		(1,531)	45,925	278,023
Balance at Dec. 31, 2013	$ 3,061	18,530	$ 3,643	22,053		$ 286,600	1,734,993	$ 8,314	50,330	$ (9,932)	(60,127)	$ (32,146)	(194,601)	$ 637	3,857	$ 260,177	1,575,035
Balance, number of shares at Dec. 31, 2013	282,578,957		317,325,360